Supplement dated January 22, 2021
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus, Summary Prospectus, and SAI Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund (the Fund)	1/1/2021
Effective immediately, the information under the subsection “Fund Management” for Water Island Capital, LLC (Water Island) in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: Water Island Capital, LLC (Water Island)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Roger Foltynowicz, CFA, CAIA	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
Gregg Loprete	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
Todd Munn	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers - Portfolio Managers”  for Water Island in the "More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: Water Island Capital, LLC (Water Island)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Roger Foltynowicz, CFA, CAIA	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
Gregg Loprete	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
Todd Munn	Portfolio Manager of Water Island	Co-Portfolio Manager	2012
Mr. Foltynowicz joined Water Island in 2003. Mr. Foltynowicz began his investment career in 2003 and earned a B.S. from Presbyterian College and an M.S. from Pace Graduate School of Business.
Mr. Loprete joined Water Island in 2009. Prior to joining Water Island, Mr. Loprete worked at Keefe, Bruyette & Woods as a convertible and preferred trader. Mr. Loprete began his investment career in 1993 and earned a B.A. from the University of Delaware and an M.B.A. from New York University.
Mr. Munn joined Water Island in 2003. Mr. Munn began his investment career in 1993 and earned a B.S. from Gettysburg College and an M.B.A. from Fordham Graduate School of Business.
The rest of the section remains the same.
Effective immediately, all references in the SAI to Edward Chen as a portfolio manager of the Fund are hereby removed.
Shareholders should retain this Supplement for future reference.
SUP100_08_012_(01/21)